GuideMark Emerging Markets Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 92.3%	Shares	Value
Bermuda - 0.2%
Kunlun Energy Co. Ltd.	66,077	$68,368
Orient Overseas International Ltd.	2,146	34,873
		103,241

Brazil - 2.9%
Ambev SA	18,564	37,924
B3 SA - Brasil Bolsa Balcao	8,712	15,943
Banco Bradesco SA	21,699	43,475
Banco BTG Pactual SA	4,682	25,805
Banco do Brasil SA	31,694	150,983
BB Seguridade Participacoes SA	21,909	129,257
Caixa Seguridade Participacoes SA	25,215	64,548
Centrais Eletricas Brasileiras SA	2,685	17,234
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	3,711	49,796
CPFL Energia SA	2,999	17,591
Equatorial Energia SA	3,257	17,858
Natura & Co. Holding SA	16,747	46,585
Petroleo Brasileiro SA	34,877	251,559
PRIO SA	5,802	45,512
Raia Drogasil SA	25,474	117,297
Telefonica Brasil SA	4,548	37,108
TIM SA	9,792	27,904
Ultrapar Participacoes SA	9,953	38,529
Vale SA	19,780	220,548
Vibra Energia SA	9,134	34,182
WEG SA	7,399	55,776
		1,445,414

Cayman Islands - 5.6%
AAC Technologies Holdings, Inc.	15,610	61,077
ANTA Sports Products Ltd.	9,743	93,182
Bosideng International Holdings Ltd.	148,467	92,407
C&D International Investment Group Ltd.	9,783	18,165
China Mengniu Dairy Co. Ltd.	17,164	30,717
China Resources Land, Ltd.	12,355	42,085
Country Garden Holdings Co. Ltd.(a)(b)	910,684	57,495
Geely Automobile Holdings Ltd.	53,600	60,268
Li Ning Co. Ltd.	12,460	26,850
Meituan - Class B(b)(c)	21,802	309,900
Tencent Holdings Ltd.	37,924	1,799,127
Tingyi Cayman Islands Holding Corp.	55,234	66,537
Xiaomi Corp. - Class B(b)(c)	37,863	79,596
Zhen Ding Technology Holding Ltd.	15,083	60,097
		2,797,503

Chile - 0.6%
Banco de Credito e Inversiones SA	1,774	49,918
Cencosud SA	48,550	91,575
Falabella SA(b)	41,259	127,190
Latam Airlines Group SA	2,733,195	37,293
		305,976

China - 16.8%
37 Interactive Entertainment Network Technology Group Co. Ltd. - Class A	22,900	41,035
Agricultural Bank of China Ltd. - Class A	97,900	58,752
Agricultural Bank of China Ltd. - Class H	260,606	111,236
Akeso, Inc.(b)(c)	11,327	54,604
Alibaba Group Holding Ltd.	83,336	751,094
Aluminum Corp. of China Ltd. - Class A	35,800	37,530
Aluminum Corp. of China Ltd. - Class H	72,294	49,240
Anhui Yingjia Distillery Co. Ltd. - Class A	2,799	22,122
Anker Innovations Technology Co. Ltd. - Class A	5,100	49,888
Baidu, Inc. - Class A(b)	8,038	87,020
Bank of Beijing Co. Ltd. – Class A	44,200	35,489
Bank of Changsha Co. Ltd. - Class A	28,900	32,514
Bank of China Ltd. - Class A	58,600	37,244
Bank of China Ltd. - Class H	510,446	251,551
Bank of Communications Co. Ltd. - Class A	90,100	92,584
Bank of Communications Co. Ltd. - Class H	134,298	105,274
Bank of Shanghai Co. Ltd. – Class A	47,300	47,229
BeiGene Ltd.(b)	2,905	31,715
Beijing Kingsoft Office Software, Inc. - Class A	280	8,722
Beijing Roborock Technology Co. Ltd. - Class A	800	43,137
Bloomage Biotechnology Corp. Ltd. - Class A	4,500	34,986
By-health Co. Ltd. - Class A	12,800	23,833
CGN Power Co. Ltd. - Class A	55,400	35,291
Changchun High & New Technology Industry Group, Inc. - Class A	1,500	18,910
China CITIC Bank Corp. Ltd. - Class H	187,452	120,100
China Coal Energy Co. Ltd. - Class H	109,983	128,457
China Communications Services Corp. Ltd. - Class H	222,759	120,011
China Construction Bank Corp. - Class H	549,881	406,484
China Everbright Bank Co. Ltd. - Class A	100,600	43,886
China Everbright Bank Co. Ltd. - Class H	301,145	93,606
China Feihe Ltd.(c)	84,652	39,052
China Hongqiao Group, Ltd.	14,803	22,339
China Merchants Bank Co. Ltd. - Class H	10,938	49,704
China Minsheng Banking Corp., Ltd. - Series H - Class H	56,872	19,654
China National Building Material Co., Ltd. - Series H - Class H	186,788	66,726
China National Medicines Corp. Ltd. - Class A	4,800	20,335
China National Nuclear Power Co. Ltd. - Class A	22,700	33,288
China Pacific Insurance Group Co. Ltd. - Class A	6,000	22,939
China Pacific Insurance Group Co. Ltd. - Class H	18,086	44,012
China Petroleum & Chemical Corp. - Class H	27,943	18,071
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. - Class A	4,275	25,046
China Shenhua Energy Co Ltd. - Class A	9,200	56,153
China Shenhua Energy Co. Ltd. - Class H	12,708	58,575
China Tower Corp. Ltd. - Class H(c)	165,563	21,399
China United Network Communications Ltd. - Class A	105,400	68,007
Chongqing Brewery Co. Ltd. - Class A	4,700	39,186
Chongqing Rural Commercial Bank Co. Ltd. - Class A	65,300	45,114
COSCO SHIPPING Holdings Co. Ltd. - Class H	59,747	104,283
CSPC Innovation Pharmaceutical Co. Ltd. - Class A	10,080	35,002
DaShenLin Pharmaceutical Group Co. Ltd. - Class A	11,160	21,934
Dong-E-E-Jiao Co. Ltd. - Class A	1,836	15,808
Ecovacs Robotics Co. Ltd. - Class A	4,800	31,088
Eoptolink Technology, Inc. Ltd.	1,490	21,445
Foxconn Industrial Internet Co. Ltd. - Class A	3,680	13,682
Fuyao Glass Industry Group Co. Ltd. - Class A	5,600	36,917
Giant Biogene Holding Co. ltd(c)	7,331	42,890
Gree Electric Appliances, Inc. of Zhuhai - Class A	6,600	35,609
Haidilao International Holding Ltd.(c)	46,955	84,340
Henan Shenhuo Coal & Power Co. Ltd. - Class A	13,181	36,608
Hisense Home Appliances Group Co. Ltd. Class H	4,662	15,315
Hisense Visual Technology Co. Ltd. – Class A	8,809	29,978
Hithink RoyalFlush Information Network Co. Ltd. - Class A	2,946	41,891
HLA Group Corp. Ltd. - Class A	39,100	49,639
Horizon Construction Development Ltd.(b)	11,637	2,235
Huadong Medicine Co. Ltd. - Class A	4,212	16,101
Huaibei Mining Holdings Co. Ltd. - Class A	17,700	40,778
Huaxia Bank Co. Ltd. - Class A	63,100	55,546
Hubei Jumpcan Pharmaceutical Co. Ltd. - Class A	8,100	35,310
Hundsun Technologies, Inc. - Class A	5,200	12,591
Industrial & Commercial Bank of China Ltd. - Class H	251,099	149,248
Inner Mongolia Dian Tou Energy Corp. Ltd. - Class A	9,300	26,998
JCET Group Co. Ltd. - Class A	6,600	28,685
JCHX Mining Management Co. Ltd. - Class A	3,100	21,520
JD Logistics, Inc.(b)(c)	35,609	38,096
JD.com, Inc. - Class A	9,211	119,626
Jiangsu Hengrui Pharmaceuticals Co. Ltd. - Class A	8,200	43,342
Jiangsu Nhwa Pharmaceutical Co. Ltd.	9,200	30,033
Jiangsu Pacific Quartz Co. Ltd. - Class A	19,250	78,456
Jiangxi Copper Co. Ltd. - Class A	9,903	32,189
Jiangxi Copper Co. Ltd. - Class H	18,925	37,669
Jinko Solar Co. Ltd. - Class A	63,600	62,024
Joincare Pharmaceutical Group Industry Co. Ltd. - Class A	24,954	38,313
Jointown Pharmaceutical Group Co. Ltd. - Class A	35,520	23,832
Kingnet Network Co. Ltd. – Class A	22,800	29,930
Kuaishou Technology(b)(c)	13,060	76,660
Kweichow Moutai Co. Ltd. - Class A	200	40,296
Li Auto, Inc. - Class A(b)	2,374	21,260
Longfor Properties Co., Ltd.(c)	54,322	74,213
Luzhou Laojiao Co. Ltd. - Class A	1,019	20,081
MINISO Group Holding Ltd.	3,410	16,239
Nanjing Iron & Steel Co. Ltd. - Class A	82,900	56,818
NetEase, Inc.	9,634	183,970
New Oriental Education & Technology Group, Inc.(b)	18,737	144,015
Ningbo Sanxing Medical Electric Co. Ltd. - Class A	16,500	79,479
Nongfu Spring Co. Ltd. - Class H(c)	19,382	92,062
Offshore Oil Engineering Co. Ltd. - Class A	36,504	29,657
OFILM Group Co. Ltd. - Class A	24,001	25,798
People's Insurance Co. Group of China Ltd. - Class A	43,100	30,470
People's Insurance Co. Group of China Ltd. - Class H	120,428	41,264
PetroChina Co. Ltd. - Class A	61,600	87,349
PetroChina Co. Ltd. - Class H	272,281	274,937
PICC Property & Casualty Co. Ltd. - Class H	80,990	100,408
Ping An Insurance Group Co. of China Ltd. - Class H	27,447	124,351
Qifu Technology, Inc. - ADR	4,242	83,695
SAIC Motor Corp. Ltd. - Class A	17,100	32,587
Sangfor Technologies, Inc. - Class A	2,484	17,227
Seres Group Co. Ltd. - Class A	3,600	44,979
Shaanxi Coal Industry Co. Ltd. - Class A	12,322	43,677
Shandong Nanshan Aluminum Co. Ltd.	44,000	23,033
Shandong Sun Paper Industry JSC Ltd. - Class A	21,300	40,891
Shanghai Construction Group Co. Ltd. - Class A	250,200	73,907
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. - Class A	3,918	9,913
Shanxi Lu'an Environmental Energy Development Co. Ltd. – Class A	9,700	24,195
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. - Class A	1,100	31,846
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - Class A	600	24,005
Shijiazhuang Yiling Pharmaceutical Co. Ltd. - Class A	8,190	17,267
Sichuan Chuantou Energy Co. Ltd. - Class A	13,600	35,095
Sichuan Kelun Pharmaceutical Co. Ltd. - Class A	6,551	27,331
Sichuan Swellfun Co. Ltd. - Class A	3,200	16,537
Sinopharm Group Co. Ltd. - Class H	17,239	45,847
Suzhou TFC Optical Communication Co. Ltd.	5,040	60,825
TAL Education Group - ADR(b)	2,280	24,328
Tian Di Science & Technology Co. Ltd. - Class A	20,000	18,977
Tianqi Lithium Corp. - Class A	9,600	39,417
Topsports International Holdings Ltd.(c)	113,292	60,158
Trip.com Group Ltd.(b)	585	27,686
Vipshop Holdings Ltd. - ADR	8,169	106,360
Want Want China Holdings, Ltd.	57,190	34,567
Western Mining Co. Ltd. - Class A	9,500	23,415
Wintime Energy Group Co. Ltd. - Class A	247,700	40,174
WUS Printed Circuit Kunshan Co. Ltd.	5,900	29,437
Yankuang Energy Group Co. Ltd. - Class H	24,538	34,999
Yifeng Pharmacy Chain Co. Ltd. - Class A	5,632	18,992
Yum China Holdings, Inc.	2,665	82,189
Yunnan Botanee Bio-Technology Group Co. Ltd. - Class A	5,700	37,844
Yunnan Yuntianhua Co. Ltd. - Class A	8,000	21,357
Yutong Bus Co. Ltd. - Class A	37,700	133,563
ZEEKR Intelligent Technology Holding Ltd. - ADR(b)	2	46
Zhejiang Dahua Technology Co. Ltd. - Class A	8,000	16,968
Zhejiang Expressway Co. Ltd. - Class H	48,758	32,813
Zhejiang Supor Co. Ltd. - Class A	6,812	46,969
Zhejiang Wanfeng Auto Wheel Co. Ltd. - Class A	9,400	17,062
Zhejiang Weixing New Building Materials Co. Ltd. - Class A	8,261	17,514
Zhongji Innolight Co. Ltd. - Class A	1,701	31,914
Zhongji Innolight Co. Ltd. - Class A	347	6,514
Zhongjin Gold Corp. Ltd. - Class A	12,711	25,795
Zhongsheng Group Holdings, Ltd.	12,293	17,957
Zijin Mining Group Co. Ltd. - Class A	8,100	19,495
ZTE Corp. - Class A	4,502	17,262
ZTE Corp. - Class H	6,301	13,880
		8,331,931

Colombia - 0.1%
Bancolombia SA	7,734	65,773

Czech Republic - 0.2%
CEZ AS	491	18,472
Komercni Banka AS	874	29,198
Moneta Money Bank AS(c)	12,696	55,327
		102,997

Egypt - 0.5%
Commercial International Bank - Egypt (CIB)	83,542	134,584
Eastern Co. SAE	109,973	41,627
Talaat Moustafa Group	48,245	57,146
		233,357

Hong Kong - 1.5%
Brilliance China Automotive Holdings, Ltd.	110,672	116,057
China Overseas Land & Investment, Ltd.	17,710	30,655
China Resources Pharmaceutical Group Ltd.(c)	192,424	142,233
China Taiping Insurance Holdings Co. Ltd.	95,404	97,258
CSPC Pharmaceutical Group Ltd.	109,684	87,351
Far East Horizon Ltd.	62,841	40,880
Lenovo Group Ltd.	110,677	155,324
Sino Biopharmaceutical Ltd.	59,913	20,491
Sinotruk Hong Kong Ltd.	24,692	64,097
		754,346

Hungary - 0.3%
MOL Hungarian Oil & Gas PLC	7,022	54,797
OTP Bank Nyrt	1,819	90,227
		145,024

India - 17.8%
Adani Power Ltd.(b)	10,253	88,151
Ambuja Cements Ltd.	1,730	13,874
Asian Paints Ltd.	1,052	36,730
Aurobindo Pharma Ltd.	7,328	106,005
Axis Bank Ltd.	6,751	102,310
Bajaj Auto Ltd.	387	44,088
Bajaj Finance Ltd.	536	45,680
Bandhan Bank Ltd.(c)	9,611	23,469
Bank of Baroda	40,011	131,874
Bharat Electronics Ltd.	28,001	102,474
Bharat Forge Ltd.	1,875	37,536
Bharat Heavy Electricals Ltd.	5,453	19,628
Bharat Petroleum Corp. Ltd.	39,910	145,202
Bharti Airtel Ltd.	6,905	119,466
Britannia Industries Ltd.	1,108	72,668
Canara Bank	29,520	42,198
CG Power & Industrial Solutions Ltd.	10,597	89,445
Cholamandalam Investment and Finance Co. Ltd.	1,210	20,619
Cipla Ltd.	4,501	79,779
Coal India Ltd.	17,473	98,995
Colgate-Palmolive India Ltd.	4,611	157,026
Cummins India Ltd.	1,380	65,529
Dr Reddy's Laboratories Ltd.	2,711	207,945
Godrej Consumer Products Ltd. (b)	1,012	16,669
HCL Technologies Ltd.	11,573	202,051
HDFC Bank Ltd.	9,133	184,434
Hindalco Industries Ltd.	19,633	162,745
Hindustan Aeronautics Ltd.	2,418	152,506
Hindustan Petroleum Corp. Ltd.	43,563	173,208
Hindustan Unilever Ltd.	1,646	48,765
ICICI Bank Ltd.	25,648	369,162
IDFC First Bank Ltd.(b)	28,379	27,928
Indian Hotels Co. Ltd.	7,027	52,570
Indian Oil Corp. Ltd.	87,258	172,879
Infosys Ltd.	16,596	311,452
InterGlobe Aviation Ltd.(b)(c)	776	39,325
ITC Ltd.	22,942	116,765
Jindal Stainless Ltd.	3,937	38,779
Jindal Steel & Power Ltd.	5,813	72,687
Jio Financial Services Ltd.(b)	9,767	41,836
Jubilant Foodworks Ltd.	4,166	28,092
Larsen & Toubro Ltd.	5,027	213,535
LTIMindtree Ltd.(c)	1,341	86,390
Lupin Ltd.	2,629	51,036
Mahindra & Mahindra Ltd.	2,917	100,133
Marico Ltd.	9,039	66,436
Maruti Suzuki India Ltd.	265	38,208
Max Healthcare Institute Ltd.	2,743	30,893
Mphasis Ltd.	2,739	80,466
MRF Ltd.	17	26,375
Muthoot Finance Ltd.	2,549	54,820
Nestle India Ltd.	4,344	132,797
NMDC Ltd.	10,770	31,699
NTPC Ltd.	33,542	152,106
Oil & Natural Gas Corp. Ltd.	102,564	336,572
Page Industries Ltd.	185	86,628
Persistent Systems Ltd.	1,332	67,637
Petronet LNG Ltd.	17,251	68,202
Pidilite Industries Ltd.	418	15,816
Polycab India Ltd.	662	53,459
Power Finance Corp. Ltd.	49,170	285,496
Power Grid Corp. of India Ltd.	34,734	137,557
REC Ltd.	29,194	183,630
Reliance Industries Ltd.	11,646	436,569
Samvardhana Motherson International Ltd.	40,174	91,466
Shriram Finance Ltd.	1,481	51,585
Siemens Ltd.	611	56,384
State Bank of India	16,763	170,301
Sun Pharmaceutical Industries Ltd.	3,008	54,775
Supreme Industries Ltd.	848	60,436
Suzlon Energy Ltd.(b)	87,090	55,023
Tata Consultancy Services Ltd.	5,564	259,913
Tata Elxsi Ltd.	668	56,003
Tata Motors Ltd.	14,071	112,108
Tata Motors Ltd. – Class A	20,298	240,511
Tata Steel Ltd.	30,391	63,265
Tech Mahindra Ltd.	6,385	109,169
The Tata Power Co., Ltd.	3,732	19,693
Titan Co. Ltd.	526	21,436
Torrent Pharmaceuticals Ltd.	979	32,740
Trent, Ltd.	1,319	86,552
TVS Motor Co. Ltd.	3,551	100,563
UltraTech Cement Ltd.	514	71,814
Varun Beverages Ltd.	9,752	190,191
Vedanta Ltd.	5,613	30,532
Wipro Ltd.	7,253	44,775
Zomato Ltd.(b)	20,249	48,593
		8,826,832

Indonesia - 1.5%
Adaro Energy Indonesia Tbk PT	484,805	82,602
Bank Central Asia Tbk PT	123,856	74,944
Bank Mandiri Persero Tbk PT	188,894	70,668
Bank Rakyat Indonesia Persero Tbk PT	287,716	80,675
Chandra Asri Pacific Tbk PT	93,973	52,940
Indah Kiat Pulp & Paper Tbk PT	99,612	54,052
Indofood Sukses Makmur Tbk PT	213,509	79,210
Kalbe Farma Tbk PT	510,158	47,511
Sumber Alfaria Trijaya Tbk PT	436,922	73,376
Telkom Indonesia Persero Tbk PT	255,515	48,545
Unilever Indonesia Tbk PT	337,039	62,033
		726,556

Ireland - 0.8%
PDD Holdings, Inc. - ADR(b)	2,917	387,815

Luxembourg - 0.1%
Reinet Investments SCA	1,203	30,383

Mexico - 1.9%
Alfa SAB de CV - Class A	88,214	51,400
Arca Continental SAB de CV	5,466	53,749
Cemex SAB de CV(b)	284,957	182,235
Coca-Cola Femsa SAB de CV	6,128	52,708
Fomento Economico Mexicano SAB de CV	8,812	94,594
Gruma SAB de CV - Class B	2,407	44,089
Grupo Aeroportuario del Sureste SAB de CV - Class B	966	29,123
Grupo Bimbo SAB de CV - Class A	22,325	78,842
Grupo Carso SAB de CV - Class A1	6,053	41,625
Grupo Financiero Banorte SAB de CV	10,427	81,148
Grupo Financiero Inbursa SAB de CV(b)	16,028	38,013
Grupo Mexico SAB de CV - Class B	10,922	58,929
Kimberly-Clark de Mexico SAB de CV - Class A	10,386	17,911
Orbia Advance Corp. SAB de CV	11,635	16,230
Wal-Mart de Mexico SAB de CV	34,632	118,292
		958,888

Peru - 0.3%
Cia de Minas Buenaventura SAA - ADR	3,151	53,410
Credicorp Ltd.(d)	222	35,815
Southern Copper Corp.	645	69,492
		158,717

Philippines - 0.1%
BDO Unibank, Inc.	5,938	12,989
International Container Terminal Services, Inc.	6,268	37,417
		50,406

Poland - 1.1%
Bank Polska Kasa Opieki SA	1,261	52,469
Budimex SA	334	57,790
CD Projekt SA	1,486	51,258
Dino Polska SA(b)(c)	1,076	108,429
LPP SA	21	89,063
ORLEN SA	2,309	38,793
Powszechna Kasa Oszczednosci Bank Polski SA	5,269	82,198
Powszechny Zaklad Ubezpieczen SA	1,928	24,615
Santander Bank Polska SA	351	47,041
		551,656

Qatar - 0.7%
Commercial Bank PSQC	38,147	44,936
Ooredoo QPSC	51,676	145,008
Qatar Islamic Bank SAQ	3,203	16,441
Qatar National Bank QPSC	30,367	122,287
		328,672

Republic of Korea - 13.2%
Alteogen, Inc.(b)	265	53,721
CJ CheilJedang Corp.	516	143,979
Coway Co. Ltd.	2,559	118,617
DB Insurance Co. Ltd.	2,290	189,733
Doosan Bobcat, Inc.	2,170	80,338
Doosan Enerbility Co Ltd.(b)	1,588	23,086
GS Holdings Corp.	3,022	102,609
Hana Financial Group, Inc.	3,289	144,650
Hankook Tire & Technology Co. Ltd.	2,286	74,704
Hanmi Pharm Co. Ltd.	325	63,624
Hanmi Semiconductor Co. Ltd.	1,102	136,147
Hanwha Aerospace Co. Ltd.	749	135,081
HD Hyundai Electric Co. Ltd.	386	86,259
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(b)	882	101,530
Hyundai Glovis Co. Ltd.	686	108,809
Hyundai Mobis Co. Ltd.	649	117,906
Hyundai Motor Co.	80	17,061
Hyundai Steel Co.	4,847	101,841
Industrial Bank of Korea	14,389	146,489
KB Financial Group, Inc.	3,072	174,736
Kia Corp.	2,153	201,459
Korea Investment Holdings Co. Ltd.	1,886	95,352
Korean Air Lines Co. Ltd.	5,388	90,751
KT Corp.	2,919	79,108
KT&G Corp.	660	42,172
Kum Yang Co. Ltd.(b)	552	34,213
LG Electronics, Inc.	1,630	130,637
LG H&H Co. Ltd.	496	123,884
LG Innotek Co. Ltd.	85	16,699
LG Uplus Corp.	17,913	127,574
Meritz Financial Group, Inc.	3,475	198,969
Naver Corp.	270	32,490
NCSoft Corp.	457	59,378
Netmarble Corp.(b)(c)	771	29,883
NH Investment & Securities Co. Ltd.	4,085	37,523
Orion Corp.	1,112	74,230
Posco DX Co. Ltd.	1,393	38,509
POSCO Holdings, Inc.	54	14,134
Posco International Corp.	1,185	55,834
Samsung C&T Corp.	394	40,434
Samsung Electro-Mechanics Co. Ltd.	277	31,584
Samsung Electronics Co. Ltd.	28,853	1,698,109
Samsung Engineering Co. Ltd.(b)	998	17,394
Samsung Fire & Marine Insurance Co. Ltd.	214	60,196
Samsung Life Insurance Co. Ltd.	433	27,695
Samsung SDI Co. Ltd.	56	14,300
Shinhan Financial Group Co. Ltd.	3,603	125,608
SK Biopharmaceuticals Co. Ltd.(b)	797	44,656
SK Hynix, Inc.	2,491	422,744
SK Telecom Co. Ltd.	2,581	96,367
Woori Financial Group, Inc.	10,501	112,044
		6,524,632

Russian Federation - 0.0%(e)
Magnit PJSC(a)(b)	1,813	0
PhosAgro PJSC - GDR(a)(b)	5,197	0
PhosAgro PJSC - GDR(a)(b)	33	0
Polyus PJSC - GDR(a)	994	0
Rosneft Oil Co. PJSC(a)(b)	13,382	0
Sberbank of Russia PJSC(a)(b)	120,116	0
VTB Bank PJSC(a)(b)	128,418,000	0
		0

South Africa - 3.3%
Absa Group Ltd.	9,574	83,368
Aspen Pharmacare Holdings, Ltd.	1,868	23,954
Bid Corp. Ltd.	5,009	116,973
Bidvest Group Ltd.	4,392	68,938
Capitec Bank Holdings Ltd.	481	69,839
Clicks Group Ltd.	3,652	69,512
Exxaro Resources Ltd.	6,101	60,122
FirstRand Ltd.	27,764	117,753
Gold Fields Ltd.	1,806	26,986
Kumba Iron Ore Ltd.	2,710	65,484
MTN Group Ltd.	17,514	81,499
Naspers Ltd.	466	91,519
Nedbank Group Ltd.	7,077	100,188
Old Mutual Ltd.	165,681	112,829
OUTsurance Group Ltd.	34,684	88,494
Pepkor Holdings Ltd.(c)	54,163	55,703
Sanlam Ltd.	14,286	63,540
Shoprite Holdings Ltd.	4,548	71,313
Standard Bank Group Ltd.	9,042	105,284
Woolworths Holdings Ltd.	41,122	139,637
		1,612,935

Taiwan, Province of China - 18.8%
Accton Technology Corp.	3,861	65,712
Acer, Inc.	54,366	78,313
Advantech Co. Ltd.	5,661	64,449
Alchip Technologies Ltd.	496	37,347
ASE Technology Holding Co. Ltd.	45,933	237,947
Asia Vital Components Co. Ltd.	2,137	50,040
Asustek Computer, Inc.	4,604	70,468
Catcher Technology Co. Ltd.	5,147	36,768
Chailease Holding Co. Ltd.	5,032	23,751
Cheng Shin Rubber Industry Co. Ltd.	11,766	17,911
China Airlines Ltd.	59,889	43,677
China Development Financial Holding Corp.	135,776	63,101
Chunghwa Telecom Co. Ltd.	4,797	18,588
Compal Electronics, Inc.	108,209	115,351
CTBC Financial Holding Co. Ltd.	69,590	81,148
Delta Electronics, Inc.	7,377	87,989
eMemory Technology, Inc.	2,098	164,803
Eva Airways Corp.	50,844	59,682
Evergreen Marine Corp Taiwan Ltd.	7,530	44,797
Far Eastern New Century Corp.	77,139	83,835
Feng TAY Enterprise Co. Ltd.	12,949	61,732
Fortune Electric Co. Ltd.	2,897	84,125
Gigabyte Technology Co. Ltd.	5,154	48,246
Global Unichip Corp.	1,464	72,162
Hon Hai Precision Industry Co. Ltd.	51,229	337,288
Inventec Corp.	25,554	43,715
Lite-On Technology Corp.	16,369	53,175
MediaTek, Inc.	12,536	539,906
Mega Financial Holding Co. Ltd.	35,612	44,330
Micro-Star International Co. Ltd.	5,387	29,481
Nien Made Enterprise Co. Ltd.	7,162	86,019
Novatek Microelectronics Corp.	11,918	222,268
Pegatron Corp.	31,716	101,941
Pou Chen Corp.	101,977	109,819
President Chain Store Corp.	11,257	94,877
Quanta Computer, Inc.	24,379	233,055
Realtek Semiconductor Corp.	9,145	153,464
SinoPac Financial Holdings Co., Ltd.	66,292	52,005
Synnex Technology International Corp.	26,112	58,765
Taiwan Business Bank	65,469	36,707
Taiwan Semiconductor Manufacturing Co. Ltd.	156,166	4,626,828
Uni-President Enterprises Corp.	78,804	197,487
United Microelectronics Corp.	26,874	46,480
Voltronic Power Technology Corp.	1,096	64,890
Wistron Corp.	45,477	147,599
Wiwynn Corp.	836	67,706
WPG Holdings Ltd.	40,004	110,635
Yuanta Financial Holding Co. Ltd.	85,668	84,485
		9,322,684

Thailand - 1.0%
Advanced Info Service PCL - NVDR	3,436	19,526
Bumrungrad Hospital PCL - NVDR	6,853	46,053
Delta Electronics Thailand PCL - NVDR	30,959	69,664
Home Product Center PCL - NVDR	45,073	11,325
Indorama Ventures PCL - NVDR	114,087	60,431
Krung Thai Bank PCL - NVDR	115,383	53,751
PTT Exploration & Production PCL - NVDR	7,808	32,276
PTT Global Chemical PCL - NVDR	96,791	80,154
PTT Oil & Retail Business PCL - NVDR	42,418	18,441
PTT PCL - NVDR	78,733	69,604
TMBThanachart Bank PCL - NVDR	648,867	30,170
		491,395

Turkey - 2.0%
Akbank TAS	63,174	123,604
BIM Birlesik Magazalar AS	8,053	134,504
Haci Omer Sabanci Holding AS	19,787	58,474
KOC Holding AS	11,848	82,289
Turk Hava Yollari AO(b)	13,774	130,233
Turkcell Iletisim Hizmetleri AS	21,177	65,240
Turkiye Is Bankasi - Class C	512,107	248,567
Yapi ve Kredi Bankasi AS	135,465	140,201
		983,112

United Arab Emirates - 0.9%
Abu Dhabi Commercial Bank PJSC	14,982	32,639
Abu Dhabi Islamic Bank PJSC	17,866	56,327
Abu Dhabi National Oil Co. for Distribution PJSC	12,390	11,421
Aldar Properties PJSC	11,515	19,625
Americana Restaurants International PLC	59,257	51,521
Emaar Properties PJSC	83,571	186,573
Emirates NBD Bank PJSC	12,146	54,563
First Abu Dhabi Bank PJSC	7,518	25,504
		438,173
TOTAL COMMON STOCKS (Cost $32,989,118)		45,678,418

INVESTMENT COMPANIES - 5.7%
China – 2.7% iShares Core MSCI Emerging Markets ETF	25,146	1,346,065

United States – 3.0% iShares MSCI Saudi Arabia ETF(d)	35,924	1,459,233
TOTAL INVESTMENT COMPANIES (Cost $2,414,453)		2,805,298

PREFERRED STOCKS - 2.2%
Brazil - 1.6%
Banco Bradesco SA - Preference Shares	33,693	74,738
Centrais Eletricas Brasileiras SA - Preference Shares	4,834	34,711
Cia Energetica de Minas Gerais - Preference Shares	41,222	72,782
Gerdau SA - Preference Shares	20,385	67,244
Itau Unibanco Holding SA - Preference Shares	37,716	218,196
Petroleo Brasileiro SA - Preference Shares	43,220	294,184
		761,855

Chile - 0.0%(e)
Sociedad Quimica y Minera de Chile SA	254	10,264

Colombia - 0.2%
Bancolombia SA	10,690	87,770

Republic of Korea - 0.4%
Hyundai Motor Co.	–	$–
1st Preference Shares	302	39,737
2nd Preference Shares	202	26,787
Samsung Electronics Co. Ltd. - Preference Shares	3,089	141,837
		208,361
TOTAL PREFERRED STOCKS (Cost $751,424)		1,068,250

SHORT-TERM INVESTMENTS - 3.6%
Investments Purchased with Proceeds from Securities Lending - 3.1%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.46%(f)	1,517,713	1,517,712

Money Market Funds - 0.5%	Shares
JPMorgan U.S. Government Money Market Fund - Class IM, 5.25%(f)	269,793	269,793
TOTAL SHORT-TERM INVESTMENTS (Cost $1,787,505)		1,787,505

TOTAL INVESTMENTS - 103.8% (Cost $37,942,500)		$51,339,471
Liabilities in Excess of Other Assets - (3.8)%		(1,861,808)
TOTAL NET ASSETS - 100.0%		$49,477,663

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
PJSC - Public Joint Stock Company
PLC - Public Limited Company
SA - Sociedad Anónima
SAA - Sociedad Anomina Abierta
SAB de CV - Sociedad Anónima Bursátil de Capital Variable

(a)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $57,495 or 0.1% of net assets as of June 30, 2024.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $1,513,729 or 3.1% of the Fund’s net assets.

(d)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $1,477,341 which represented 3.0% of net assets.
(e)	Represents less than 0.05% of net assets.
(f)	The rate shown represents the 7-day effective yield as of June 30, 2024.

Sector Classification as of June 30, 2024
(% of Net Assets)

Information Technology	$12,540,762	25.3%
Financials	9,499,523	19.8
Consumer Discretionary	5,672,307	11.3
Consumer Staples	3,694,815	7.2
Industrials	3,392,435	6.7
Communication Services	3,346,090	6.9
Energy	3,284,625	6.9
Materials	2,351,520	4.4
Health Care	1,630,554	3.4
Utilities	838,167	1.7
Real Estate	495,870	0.9
Investments Purchased with Proceeds from Securities Lending	1,517,712	3.1
Money Market Funds	269,793	0.5
Other Assets in Excess of Other Assets	943,490	1.9
	49,477,663	100.0%